Consolidated Statements of Cash Flows Indirect Method (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of Net Earnings (Loss) to Net Cash Provided by Operating Activities
Net earnings (loss)	$ 2,053	$ 1,686	$ (1,262)
Net (earnings) loss from discontinued operations, net of tax	(134)	(234)	2,306
Adjustments to reconcile to net cash provided by operating activities
Depreciation	446	429	410
Amortization of assets	109	121	153
Impairment of goodwill			570
Stock-based compensation	136	105	118
Excess tax benefits from stock-based compensation	(22)	(2)	(48)
Pre-tax gain on sale of businesses	(10)	(446)	(66)
Charge on debt redemption	229
(Increase) decrease in
Accounts receivable, net	(471)	345	(81)
Inventoried costs, net	(64)	(133)	(9)
Prepaid expenses and other current assets	36	(4)	(24)
Increase (decrease) in
Accounts payable and accruals	70	(133)	115
Deferred income taxes	89	204	160
Income taxes payable	(26)	65	241
Retiree benefits	(354)	60	(297)
Other non-cash transactions, net	(31)	(68)	419
Cash provided by continuing operations	2,056	1,995	2,705
Cash provided by discontinued operations	397	138	506
Net cash provided by operating activities	2,453	2,133	3,211
Sale of businesses
Liabilities assumed by purchaser		167	18
Purchase of businesses
Liabilities assumed by the company			20
Mandatorily redeemable convertible preferred stock converted or redeemed into common stock			350
Capital expenditures accrued in accounts payable	41	58	45
Capital expenditures accrued in liabilities of discontinued operations	$ 44	$ 47	$ 39